Financial Risk Management - Summary of Interest Rate Risk (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 207,357	€ 133,627
EUR | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	179,431	101,502
EUR | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 27,926	€ 32,125